Related parties	12 Months Ended
Feb. 28, 2021
Related Party Transactions [Abstract]
Related parties
9	Related parties

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Amount due from related parties
Holding company
-Symphonia Strategic Opportunities Limited	—	279
Related parties (under common control)
-Antanium Global Pte Ltd (previously known as Triterras Asia Pte Ltd)	—	261,120
-Antanium Holdings Pte Ltd (previously known as Triterras Holdings Pte Ltd)	—	100
-Antanium Resources Pte Ltd (previously known as Rhodium Resources Pte Ltd)	—	5,100,094
	—	5,361,593

Amounts due from related parties (non-trade) relate to advances extended for working capital requirement. The amounts are unsecured, non-interest bearing and expected to be repaid within the next 12 months. There is no impairment loss allowance of trade receivables arising from these outstanding balances. The outstanding balances in prior year have been fully repaid during the financial year.

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Amount due to related party
Related party (under common control)
-Puissant International Pte Ltd	—	4,993
	—	4,993

Amount due to related parties is unsecured, non-interest bearing and repayable on demand.